Equity-Accounted Investees - Alkahest, Inc (Details) - Alkahest, Inc. € in Thousands, $ in Thousands	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Sep. 01, 2020
Disclosure of joint ventures [line items]
Consideration	$ 146,000	€ 123,425
Ownership interest (as a percent)			42.45%
Difference between fair value and book value of investments accounted for using equity method, recognized in profit (loss) of equity accounted investees	$ 102,552	€ 86,743